Condensed Consolidating Statement of Cash Flow (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net income	$ 671,135,000	$ 618,158,000	$ 107,681,000
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Equity in earnings of subsidiaries, net of dividends or distributions	0	0	0
Provision for loan losses	165,779,000	228,072,000	325,424,000
Amortization of intangibles	9,370,000	9,326,000	9,378,000
Depreciation and amortization of premises and equipment	58,067,000	53,300,000	48,364,000
Net accretion of discounts and amortization of premiums and deferred fees	(158,070,000)	(87,154,000)	(22,310,000)
Share-based compensation	12,303,000	10,521,000	0
Impairment losses on long-lived assets	2,591,000	272,000	4,784,000
FDIC loss-share expense	0	(94,725,000)	10,066,000
Other-than-temporary impairment on investment securities	0	0	8,299,000
Fair value adjustments on mortgage servicing rights	27,771,000	8,477,000	36,519,000
Adjustments to indemnity reserves on loans sold	343,000	12,959,000	22,377,000
Earnings from investments under the equity method, net of dividends or distributions	(28,011,000)	(24,217,000)	(18,247,000)
Deferred income tax (benefit) expense	141,332,000	(12,320,000)	207,428,000
Loss (gain) on:
Disposition of premises and equipment and other productive assets	(6,666,000)	15,984,000	4,281,000
Proceeds from insurance claims	(1,205,000)	(20,147,000)	0
Early extinguishment of debt	0	12,522,000	0
Sale of debt securities	(20,000)	0	83,000
Sale of loans, including valuation adjustments on loans held-for-sale and mortgage banking activities	(15,888,000)	(9,681,000)	(16,670,000)
Sale of foreclosed assets, including write-downs	(21,982,000)	6,833,000	21,715,000
Acquisitions of loans held-for-sale	(223,939,000)	(232,264,000)	(244,385,000)
Proceeds from sale of loans held-for-sale	71,075,000	66,687,000	69,464,000
Net originations on loans held-for-sale	(289,430,000)	(254,582,000)	(315,522,000)
Net decrease (increase) in:
Trading debt securities	460,969,000	458,447,000	503,108,000
Equity securities	(8,032,000)	(1,622,000)	(1,269,000)
Accrued income receivable	(8,369,000)	49,288,000	(75,802,000)
Other assets	(37,847,000)	264,841,000	(65,844,000)
Net (decrease) increase in:
Interest payable	(284,000)	(9,786,000)	2,549,000
Pension and other postretirement benefits obligation	778,000	4,558,000	(13,100,000)
Other liabilities	(116,443,000)	(226,244,000)	28,279,000
Total adjustments	34,232,000	229,345,000	528,803,000
Net cash (used in) provided by operating activities	705,367,000	847,503,000	636,484,000
Cash flows from investing activities:
Net decrease in money market investments	905,558,000	1,083,515,000	(2,366,932,000)
Purchases of investment securities:
Available-for-sale	(18,733,295,000)	(10,050,165,000)	(4,139,650,000)
Equity	(16,300,000)	(13,068,000)	(29,672,000)
Proceeds from calls, paydowns, maturities and redemptions of investment securities:
Available-for-sale	14,650,440,000	6,946,209,000	2,023,295,000
Held-to-maturity	5,913,000	7,280,000	6,232,000
Proceeds from sale of investment securities:
Available-for-sale	99,445,000	0	14,423,000
Equity	20,030,000	24,209,000	30,250,000
Net (disbursements) repayments on loans	(641,029,000)	(6,665,000)	(398,676,000)
Proceeds from sale of loans	110,534,000	29,669,000	415,000
Acquisition of loan portfolios	(619,737,000)	(601,550,000)	(535,534,000)
Payments to acquire other intangible	(10,382,000)	0	0
Net payments (to) from FDIC under loss sharing agreements	0	(25,012,000)	(7,679,000)
Return of capital from equity method investments	6,942,000	4,090,000	8,194,000
Payments to acquire businesses, net of cash acquired	0	(1,843,333,000)	0
Capital Contribution Subsidiaries	0	0	0
Return of capital from wholly owned subsidiaries	0	0	0
Acquisition of premises and equipment	(75,665,000)	(80,549,000)	(62,697,000)
Proceeds from insurance claims	1,205,000	20,147,000	0
Proceeds from sale of:
Premises and equipment and other productive assets	18,608,000	9,185,000	9,753,000
Foreclosed assets	107,881,000	105,371,000	96,540,000
Net cash (used in) provided by investing activities	(4,169,852,000)	(4,390,667,000)	(5,351,738,000)
Net increase (decrease) in:
Deposits	4,043,955,000	4,259,651,000	4,954,105,000
Assets sold under agreements to repurchase	(88,151,000)	(109,391,000)	(88,505,000)
Other short-term borrowings	(41,000)	(96,167,000)	95,008,000
Payments of notes payable	(210,377,000)	(755,966,000)	(95,607,000)
Principal payments of finance leases	(1,726,000)	0	0
Payments for debt extinguishment	0	12,522,000	0
Proceeds from issuance of notes payable	75,000,000	473,819,000	55,000,000
Proceeds from issuance of common stock	8,719,000	7,268,000	7,016,000
Dividends paid to parent company	0	0	0
Dividends paid	(115,810,000)	(105,441,000)	(95,910,000)
Net payments for repurchase of common stock	(250,581,000)	(125,264,000)	(75,664,000)
Return of capital to parent company	0	0	0
Capital contribution from parent	0	0	0
Payments related to tax witholding for share-based compensation	(5,431,000)	(2,201,000)	(1,756,000)
Net cash (used in) provided by financing activities	3,455,557,000	3,533,786,000	4,753,687,000
Net (decrease) increase in cash and due from banks, and restricted cash	(8,928,000)	(9,378,000)	38,433,000
Cash and due from banks and restricted cash at beginning of period	403,251,000	412,629,000	374,196,000
Cash and due from banks and restricted cash at end of period	394,323,000	403,251,000	412,629,000
Elimination
Cash flows from operating activities:
Net income	(739,965,000)	(730,967,000)	15,088,000
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Equity in earnings of subsidiaries, net of dividends or distributions	331,835,000	277,790,000	(223,014,000)
Provision for loan losses	0	0	0
Amortization of intangibles	0	0	0
Depreciation and amortization of premises and equipment	0	0	0
Net accretion of discounts and amortization of premiums and deferred fees	0	0	0
Share-based compensation	0	0
Impairment losses on long-lived assets	0	0	0
FDIC loss-share expense		0	0
Other-than-temporary impairment on investment securities			0
Fair value adjustments on mortgage servicing rights	0	0	0
Adjustments to indemnity reserves on loans sold	0	0	0
Earnings from investments under the equity method, net of dividends or distributions	0	0	0
Deferred income tax (benefit) expense	(86,000)	37,000	(54,000)
Loss (gain) on:
Disposition of premises and equipment and other productive assets	0	0	0
Proceeds from insurance claims	0	0
Early extinguishment of debt		0
Sale of debt securities	0		0
Sale of loans, including valuation adjustments on loans held-for-sale and mortgage banking activities	0	0	0
Sale of foreclosed assets, including write-downs	0	0	0
Acquisitions of loans held-for-sale	0	0	0
Proceeds from sale of loans held-for-sale	0	0	0
Net originations on loans held-for-sale	0	0	0
Net decrease (increase) in:
Trading debt securities	0	(101,000)	0
Equity securities	0	0	(31,000)
Accrued income receivable	104,000	(66,000)	121,000
Other assets	2,773,000	948,000	2,122,000
Net (decrease) increase in:
Interest payable	(104,000)	66,000	(121,000)
Pension and other postretirement benefits obligation	0	0	0
Other liabilities	(2,594,000)	(1,044,000)	341,000
Total adjustments	331,928,000	277,630,000	(220,636,000)
Net cash (used in) provided by operating activities	(408,037,000)	(453,337,000)	(205,548,000)
Cash flows from investing activities:
Net decrease in money market investments	45,741,000	(57,519,000)	(18,255,000)
Purchases of investment securities:
Available-for-sale	0	0	0
Equity	59,000	140,000	0
Proceeds from calls, paydowns, maturities and redemptions of investment securities:
Available-for-sale	0	0	0
Held-to-maturity	0	0	0
Proceeds from sale of investment securities:
Available-for-sale	0		0
Equity	0	0	0
Net (disbursements) repayments on loans	0	0	0
Proceeds from sale of loans	0	0	(37,864,000)
Acquisition of loan portfolios	0	0	37,864,000
Payments to acquire other intangible	0		0
Net payments (to) from FDIC under loss sharing agreements		0	0
Return of capital from equity method investments	0	0	0
Payments to acquire businesses, net of cash acquired		0
Capital Contribution Subsidiaries	9,000,000	87,000,000	0
Return of capital from wholly owned subsidiaries	(13,000,000)	(13,000,000)	(32,800,000)
Acquisition of premises and equipment	0	0	0
Proceeds from insurance claims	0	0
Proceeds from sale of:
Premises and equipment and other productive assets	0	0	0
Foreclosed assets	0	0	0
Net cash (used in) provided by investing activities	41,800,000	16,621,000	(51,055,000)
Net increase (decrease) in:
Deposits	(33,727,000)	37,676,000	18,157,000
Assets sold under agreements to repurchase	0	0	0
Other short-term borrowings	0	0	0
Payments of notes payable	0	0	0
Principal payments of finance leases	0
Payments for debt extinguishment		0
Proceeds from issuance of notes payable	0	0	0
Proceeds from issuance of common stock	0	0	0
Dividends paid to parent company	408,000,000	453,200,000	211,500,000
Dividends paid	0	0	0
Net payments for repurchase of common stock	(22,000)	(4,000)	4,000
Return of capital to parent company	13,000,000	13,000,000	32,800,000
Capital contribution from parent	(9,000,000)	(87,000,000)	(5,955,000)
Payments related to tax witholding for share-based compensation	0	0	0
Net cash (used in) provided by financing activities	378,251,000	416,872,000	256,506,000
Net (decrease) increase in cash and due from banks, and restricted cash	12,014,000	(19,844,000)	(97,000)
Cash and due from banks and restricted cash at beginning of period	(68,022,000)	(48,178,000)	(48,081,000)
Cash and due from banks and restricted cash at end of period	(56,008,000)	(68,022,000)	(48,178,000)
Popular, Inc. Holding Co.
Cash flows from operating activities:
Net income	671,135,000	618,158,000	107,681,000
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Equity in earnings of subsidiaries, net of dividends or distributions	(277,062,000)	(208,763,000)	69,070,000
Provision for loan losses	256,000	(251,000)	403,000
Amortization of intangibles	96,000	41,000	0
Depreciation and amortization of premises and equipment	746,000	743,000	649,000
Net accretion of discounts and amortization of premiums and deferred fees	1,240,000	2,022,000	2,086,000
Share-based compensation	7,927,000	7,441,000	0
Impairment losses on long-lived assets	0	0	0
FDIC loss-share expense		0	0
Other-than-temporary impairment on investment securities			0
Fair value adjustments on mortgage servicing rights	0	0	0
Adjustments to indemnity reserves on loans sold	0	0	0
Earnings from investments under the equity method, net of dividends or distributions	(14,948,000)	(14,333,000)	(7,765,000)
Deferred income tax (benefit) expense	0	0	0
Loss (gain) on:
Disposition of premises and equipment and other productive assets	41,000	22,000	(8,000)
Proceeds from insurance claims	0	0
Early extinguishment of debt	0	12,522,000	0
Sale of debt securities	0		0
Sale of loans, including valuation adjustments on loans held-for-sale and mortgage banking activities	0	0	0
Sale of foreclosed assets, including write-downs	0	0	42,000
Acquisitions of loans held-for-sale	0	0	0
Proceeds from sale of loans held-for-sale	0	0	0
Net originations on loans held-for-sale	0	0	0
Net decrease (increase) in:
Trading debt securities	0	0	0
Equity securities	(4,051,000)	(1,583,000)	(1,346,000)
Accrued income receivable	(98,000)	85,000	(748,000)
Other assets	445,000	(506,000)	8,761,000
Net (decrease) increase in:
Interest payable	0	(10,288,000)	0
Pension and other postretirement benefits obligation	0	0	0
Other liabilities	2,508,000	8,059,000	3,230,000
Total adjustments	(282,900,000)	(204,789,000)	74,374,000
Net cash (used in) provided by operating activities	388,235,000	413,369,000	182,055,000
Cash flows from investing activities:
Net decrease in money market investments	(45,000,000)	70,000,000	6,000,000
Purchases of investment securities:
Available-for-sale	0	0	0
Equity	0	0	0
Proceeds from calls, paydowns, maturities and redemptions of investment securities:
Available-for-sale	0	0	0
Held-to-maturity	0	0	0
Proceeds from sale of investment securities:
Available-for-sale	0		0
Equity	0	0	0
Net (disbursements) repayments on loans	677,000	536,000	181,000
Proceeds from sale of loans	0	0	0
Acquisition of loan portfolios	0	0	(31,909,000)
Payments to acquire other intangible	0	0	(5,560,000)
Net payments (to) from FDIC under loss sharing agreements		0	0
Return of capital from equity method investments	0	0	0
Payments to acquire businesses, net of cash acquired		0
Capital Contribution Subsidiaries	(9,000,000)	(87,000,000)	(5,955,000)
Return of capital from wholly owned subsidiaries	13,000,000	13,000,000	22,400,000
Acquisition of premises and equipment	(1,289,000)	(1,099,000)	(965,000)
Proceeds from insurance claims	0	0
Proceeds from sale of:
Premises and equipment and other productive assets	3,000	293,000	23,000
Foreclosed assets	0	0	38,000
Net cash (used in) provided by investing activities	(41,609,000)	(4,270,000)	(15,747,000)
Net increase (decrease) in:
Deposits	0	0	0
Assets sold under agreements to repurchase	0	0	0
Other short-term borrowings	0	0	0
Payments of notes payable	0	(448,518,000)	0
Principal payments of finance leases	0
Payments for debt extinguishment	0	12,522,000	0
Proceeds from issuance of notes payable	0	293,819,000	0
Proceeds from issuance of common stock	13,451,000	11,653,000	7,016,000
Dividends paid to parent company	0	0	0
Dividends paid	(115,810,000)	(105,441,000)	(95,910,000)
Net payments for repurchase of common stock	(250,571,000)	(125,731,000)	(75,668,000)
Return of capital to parent company	0	0	0
Capital contribution from parent	0	0
Payments related to tax witholding for share-based compensation	(5,420,000)	(2,201,000)	(1,756,000)
Net cash (used in) provided by financing activities	(358,350,000)	(388,941,000)	(166,318,000)
Net (decrease) increase in cash and due from banks, and restricted cash	(11,724,000)	20,158,000	(10,000)
Cash and due from banks and restricted cash at beginning of period	68,278,000	48,120,000	48,130,000
Cash and due from banks and restricted cash at end of period	56,554,000	68,278,000	48,120,000
PNA Holding Co.
Cash flows from operating activities:
Net income	49,251,000	57,204,000	(154,658,000)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Equity in earnings of subsidiaries, net of dividends or distributions	(54,773,000)	(69,027,000)	153,944,000
Provision for loan losses	0	0	0
Amortization of intangibles	0	0	0
Depreciation and amortization of premises and equipment	0	0	0
Net accretion of discounts and amortization of premiums and deferred fees	27,000	27,000	27,000
Share-based compensation	0	0
Impairment losses on long-lived assets	0	0	0
FDIC loss-share expense		0	0
Other-than-temporary impairment on investment securities			0
Fair value adjustments on mortgage servicing rights	0	0	0
Adjustments to indemnity reserves on loans sold	0	0	0
Earnings from investments under the equity method, net of dividends or distributions	984,000	(737,000)	(921,000)
Deferred income tax (benefit) expense	(1,468,000)	1,531,000	(8,382,000)
Loss (gain) on:
Disposition of premises and equipment and other productive assets	0	0	0
Proceeds from insurance claims	0	0
Early extinguishment of debt		0
Sale of debt securities	0		0
Sale of loans, including valuation adjustments on loans held-for-sale and mortgage banking activities	0	0	0
Sale of foreclosed assets, including write-downs	0	0	0
Acquisitions of loans held-for-sale	0	0	0
Proceeds from sale of loans held-for-sale	0	0	0
Net originations on loans held-for-sale	0	0	0
Net decrease (increase) in:
Trading debt securities	0	0	0
Equity securities	0	0	0
Accrued income receivable	8,000	(4,000)	26,000
Other assets	2,571,000	(83,000)	0
Net (decrease) increase in:
Interest payable	0	(1,891,000)	0
Pension and other postretirement benefits obligation	0	0	0
Other liabilities	(87,000)	(99,000)	(758,000)
Total adjustments	(52,738,000)	(70,283,000)	143,936,000
Net cash (used in) provided by operating activities	(3,487,000)	(13,079,000)	(10,722,000)
Cash flows from investing activities:
Net decrease in money market investments	(741,000)	(12,481,000)	10,455,000
Purchases of investment securities:
Available-for-sale	0	0	0
Equity	0	0	0
Proceeds from calls, paydowns, maturities and redemptions of investment securities:
Available-for-sale	0	0	0
Held-to-maturity	0	1,637,000	0
Proceeds from sale of investment securities:
Available-for-sale	0		0
Equity	0	0	0
Net (disbursements) repayments on loans	0	0	0
Proceeds from sale of loans	0	0	0
Acquisition of loan portfolios	0	0	0
Payments to acquire other intangible	0		0
Net payments (to) from FDIC under loss sharing agreements		0	0
Return of capital from equity method investments	4,228,000	5,963,000	138,000
Payments to acquire businesses, net of cash acquired		0
Capital Contribution Subsidiaries	0	0	0
Return of capital from wholly owned subsidiaries	0	0	10,400,000
Acquisition of premises and equipment	0	0	0
Proceeds from insurance claims	0	0
Proceeds from sale of:
Premises and equipment and other productive assets	0	0	0
Foreclosed assets	0	0	0
Net cash (used in) provided by investing activities	3,487,000	(4,881,000)	20,993,000
Net increase (decrease) in:
Deposits	0	0	0
Assets sold under agreements to repurchase	0	0	0
Other short-term borrowings	0	0	0
Payments of notes payable	0	(54,502,000)	0
Principal payments of finance leases	0
Payments for debt extinguishment		0
Proceeds from issuance of notes payable	0	0	0
Proceeds from issuance of common stock	0	0	0
Dividends paid to parent company	0	0	0
Dividends paid	0	0	0
Net payments for repurchase of common stock	0	0	0
Return of capital to parent company	0	0	(10,400,000)
Capital contribution from parent	0	72,000,000	0
Payments related to tax witholding for share-based compensation	0	0	0
Net cash (used in) provided by financing activities	0	17,498,000	(10,400,000)
Net (decrease) increase in cash and due from banks, and restricted cash	0	(462,000)	(129,000)
Cash and due from banks and restricted cash at beginning of period	0	462,000	591,000
Cash and due from banks and restricted cash at end of period	0	0	462,000
All other subsidiaries and eliminations
Cash flows from operating activities:
Net income	690,714,000	673,763,000	139,570,000
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Equity in earnings of subsidiaries, net of dividends or distributions	0	0	0
Provision for loan losses	165,523,000	228,323,000	325,021,000
Amortization of intangibles	9,274,000	9,285,000	9,378,000
Depreciation and amortization of premises and equipment	57,321,000	52,557,000	47,715,000
Net accretion of discounts and amortization of premiums and deferred fees	(159,337,000)	(89,203,000)	(24,423,000)
Share-based compensation	4,376,000	3,080,000
Impairment losses on long-lived assets	2,591,000	272,000	4,784,000
FDIC loss-share expense		(94,725,000)	10,066,000
Other-than-temporary impairment on investment securities			8,299,000
Fair value adjustments on mortgage servicing rights	27,771,000	8,477,000	36,519,000
Adjustments to indemnity reserves on loans sold	343,000	12,959,000	22,377,000
Earnings from investments under the equity method, net of dividends or distributions	(14,047,000)	(9,147,000)	(9,561,000)
Deferred income tax (benefit) expense	142,886,000	(13,888,000)	215,864,000
Loss (gain) on:
Disposition of premises and equipment and other productive assets	(6,707,000)	15,962,000	4,289,000
Proceeds from insurance claims	(1,205,000)	(20,147)
Early extinguishment of debt		0
Sale of debt securities	(20,000)		83,000
Sale of loans, including valuation adjustments on loans held-for-sale and mortgage banking activities	(15,888,000)	(9,681,000)	(16,670,000)
Sale of foreclosed assets, including write-downs	(21,982,000)	6,833,000	21,673,000
Acquisitions of loans held-for-sale	(223,939,000)	(232,264,000)	(244,385,000)
Proceeds from sale of loans held-for-sale	71,075,000	66,687,000	69,464,000
Net originations on loans held-for-sale	(289,430,000)	(254,582,000)	(315,522,000)
Net decrease (increase) in:
Trading debt securities	460,969,000	458,548,000	503,108,000
Equity securities	(3,981,000)	(39,000)	108,000
Accrued income receivable	(8,383,000)	49,273,000	(75,201,000)
Other assets	(43,636,000)	264,482,000	(76,727,000)
Net (decrease) increase in:
Interest payable	(180,000)	2,327,000	2,670,000
Pension and other postretirement benefits obligation	778,000	4,558,000	(13,100,000)
Other liabilities	(116,270,000)	(233,160,000)	25,466,000
Total adjustments	37,942,000	226,787,000	531,129,000
Net cash (used in) provided by operating activities	728,656,000	900,550,000	670,699,000
Cash flows from investing activities:
Net decrease in money market investments	905,558,000	1,083,515,000	(2,365,132,000)
Purchases of investment securities:
Available-for-sale	(18,733,295,000)	(10,050,165,000)	(4,139,650,000)
Equity	(16,359,000)	(13,208,000)	(29,672,000)
Proceeds from calls, paydowns, maturities and redemptions of investment securities:
Available-for-sale	14,650,440,000	6,946,209,000	2,023,295,000
Held-to-maturity	5,913,000	5,643,000	6,232,000
Proceeds from sale of investment securities:
Available-for-sale	99,445,000		14,423,000
Equity	20,030,000	24,209,000	30,250,000
Net (disbursements) repayments on loans	(641,706,000)	(7,201,000)	(398,857,000)
Proceeds from sale of loans	110,534,000	29,669,000	38,279,000
Acquisition of loan portfolios	(619,737,000)	(601,550,000)	(541,489,000)
Payments to acquire other intangible	(10,382,000)		5,560,000
Net payments (to) from FDIC under loss sharing agreements		(25,012,000)	(7,679,000)
Return of capital from equity method investments	2,714,000	(1,873,000)	8,056,000
Payments to acquire businesses, net of cash acquired		(1,843,333,000)
Capital Contribution Subsidiaries	0	0	5,955,000
Return of capital from wholly owned subsidiaries	0	0	0
Acquisition of premises and equipment	(74,376,000)	(79,450,000)	(61,732,000)
Proceeds from insurance claims	1,205,000	20,147,000
Proceeds from sale of:
Premises and equipment and other productive assets	18,605,000	8,892,000	9,730,000
Foreclosed assets	107,881,000	105,371,000	96,502,000
Net cash (used in) provided by investing activities	(4,173,530,000)	(4,398,137,000)	(5,305,929,000)
Net increase (decrease) in:
Deposits	4,077,682,000	4,221,975,000	4,935,948,000
Assets sold under agreements to repurchase	(88,151,000)	(109,391,000)	(88,505,000)
Other short-term borrowings	(41,000)	(96,167,000)	95,008,000
Payments of notes payable	(210,377,000)	(252,946,000)	(95,607,000)
Principal payments of finance leases	(1,726,000)
Payments for debt extinguishment		0
Proceeds from issuance of notes payable	75,000,000	180,000,000	55,000,000
Proceeds from issuance of common stock	(4,732,000)	(4,385,000)	0
Dividends paid to parent company	(408,000,000)	(453,200,000)	(211,500,000)
Dividends paid	0	0	0
Net payments for repurchase of common stock	12,000	471,000	0
Return of capital to parent company	(13,000,000)	(13,000,000)	(22,400,000)
Capital contribution from parent	9,000,000	15,000,000	5,955,000
Payments related to tax witholding for share-based compensation	(11,000)	0	0
Net cash (used in) provided by financing activities	3,435,656,000	3,488,357,000	4,673,899,000
Net (decrease) increase in cash and due from banks, and restricted cash	(9,218,000)	(9,230,000)	38,669,000
Cash and due from banks and restricted cash at beginning of period	402,995,000	412,225,000	373,556,000
Cash and due from banks and restricted cash at end of period	$ 393,777,000	$ 402,995,000	$ 412,225,000